Document And Entity Information	6 Months Ended
Jun. 30, 2017 shares
Document Information [Line Items]
Entity Registrant Name	Costamare Inc.
Entity Central Index Key	0001503584
Trading Symbol	cmre
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares)	105,990,448
Document Type	6-K
Document Period End Date	Jun. 30, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	Q2
Amendment Flag	false